Discontinued Operations; Note Receivable (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 1,164,566	$ 1,266,443
Total assets	1,164,566	5,266,443
Current liabilities	28,874,606	12,979,329
Total liabilities	29,022,869	23,979,329
Discontinued Operations [Member]
Current assets	0	89,123
Property and equipment	0	117,686
Total assets	0	206,809
Current liabilities	0	1,151,073
Total liabilities	$ 0	$ 1,151,073